Derivative Instruments - Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings (Detail) (Asset and Liability Management Positions [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (26)	$ 25	$ (46)
Derivative Instruments, Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	(115)	(118)	(131)
Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	130	(45)	(19)
Net Investment Hedges [Member] | Non-Derivative Debt Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net			$ 20